Summary of Significant Accounting Policies (Details 3) - USD ($)	Sep. 30, 2017	Sep. 30, 2016
Capital Requirements on Foreign Financial Institutions [Line Items]
Financial instruments	$ 901,511	$ 1,239,336
PRC [Member]
Capital Requirements on Foreign Financial Institutions [Line Items]
Financial instruments	396,602	490,819
Singapore [Member]
Capital Requirements on Foreign Financial Institutions [Line Items]
Financial instruments	$ 504,909	$ 748,517